Note 11 - Options (Details) - Fair Value Assumptions of Option Awards (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Note 11 - Options (Details) - Fair Value Assumptions of Option Awards [Line Items]
The weighted average grant date fair value per options granted (in Dollars per share)	$ 2.10	$ 1.05	$ 2.51
Broker Options [Member]
Note 11 - Options (Details) - Fair Value Assumptions of Option Awards [Line Items]
Volatility	55.00%	64.00%
Risk-free interest rate	1.45%	1.00%
Expected life (in years)	5 years 219 days	7 years
Dividend yield	0.00%	0.00%
The weighted average grant date fair value per options granted (in Dollars per share)	$ 2.10	$ 1.05